Share Capital (Details) - Schedule of Assumptions in Calculating the Fair Value of Stock Options and warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	3.93%	3.93%
Expected life of options	5 years	3 years 8 months 8 days	5 years
Expected dividend yield
Volatility	132.65%	132.65%